REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS	12 Months Ended
Sep. 30, 2012
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS

6.                      REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS

Real estate acquired in settlement of loans at September 30, 2012 and 2011 is summarized as follows:

	2012	2011

Residential real estate	$2,798,934	$3,231,813
Commercial real estate	15,860,009	18,001,801
	18,658,943	21,233,614
Less allowance for losses	(4,706,775)	(2,515,800)
Total	$13,952,168	$18,717,814

Activity in the allowance for losses on real estate acquired in settlement of loans for the years ended September 30, 2012, 2011 and 2010 is summarized as follows:

	2012	2011	2010

Balance, beginning of year	$2,515,800	$1,651,100	$274,076
Provision charged to non-interest expense	3,175,919	2,118,500	2,181,900
Charge-offs	(984,944)	(1,253,800)	(804,876)
Balance, end of year	$4,706,775	$2,515,800	$1,651,100